Consolidated Balance Sheets (Parenthetical) - SFr / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Treasury stock	56,508	56,508
Class A Common Stock
Common stock, par value (in dollar per share)	SFr 0.01	SFr 0.01	SFr 0.25
Common stock, shares authorized	2,000,880	2,000,880
Common stock, shares issued	1,600,880	1,600,880
Common stock, shares outstanding	1,600,880	1,600,880
Class B Common Stock
Common stock, par value (in dollar per share)	SFr 0.1	SFr 0.1	SFr 2.5
Common stock, shares authorized	8,281,180	6,194,267
Common stock, shares issued	4,080,546	3,365,560
Common stock, shares outstanding	4,024,038	3,309,052
Treasury stock	56,508	56,508